COMMITMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments
Minimum operating lease payments	$ 579,551	$ 568,979	$ 525,134
Total	$ 579,551	$ 568,979	$ 525,134